SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
  The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Going concern
(b)	Going concern

The Group incurred operating losses and had negative operating cash flows and may continue to generate negative cash flows as the Group implements its business plan for 2018. There can be no assurance that the continuing efforts to execute the business plan will be successful and that the Group will be able to continue as a going concern.

The Group incurred losses from operations of $89,812 and $178,804 for the years ended December 31, 2016 and 2017. As of December 31, 2017, the Group had accumulated deficit of $172,318. The Group had negative cash flows from operating activities for the years ended December 31, 2016 and 2017, the net cash used in operating activities was $103,610 and $58,570 for the years ended December 31, 2016 and 2017. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

The Group intends to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of debt, equity financing by way of private placements, friends, family and business associates and management financial support. The Group will focus on the following activities:

1. The Group plans to pledge the residual 20.18% shares of equity interest of AM Advertising in Bank of Beijing to acquire the long-term borrowing amounted to $30,739 (RMB 200,000), the pledge plan is in process of Bank of Beijing’s approval.

2. The Group is in the process of selling the residual 20.18% shares of AM Advertising to third parties.

3. The Group plans to issue one of its subsidiary’s shares to finance $23,055 (RMB 150,000) from potential investor.

4. The Group is focusing on improving operation efficiency and cost reduction to standardize operations, enhance internal controls, and create synergy of the Company’s resources.

The Group has also acquired the financial support letter from Mr. Man Guo and Mr. Qing Xu, Mr. Man Guo and Mr. Qing Xu express their willingness and intent to provide the necessary financial support to the Group, so as to enable the Group to meet its liabilities as and when it falls due and to carry on its business without a significant curtailment of operations for the next 12 months from the issuance date of this report.

As a result, management prepared the consolidated financial statements assuming the Group will continue as a going concern. However, there is no assurance that the measures above can be achieved as planned. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis of consolidation
(c)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Discontinued operations
(d)	Discontinued operations

A disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Where an operation is classified as discontinued, a single amount is presented on the face of the consolidated statements of operations. The amount of total current assets, total non-current assets, total current liabilities and total non-current liabilities are presented separately on the consolidated balance sheets.

Use of estimates
(e)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment and intangible assets, impairment of long-term investments, impairment of long-lived assets, share-based compensation and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Significant risks and uncertainties
(f)	Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: net losses in the past and futures; failure in launching new business; a significant or prolonged economic downturn; contraction in the air travel advertising industry in China; competition from other competitors; regulatory or other PRC related factors; fluctuations in the demand for air travel; past and future acquisitions; failure to maintain an effective system of internal control over financial reporting and effective disclosure controls and procedures; risks associated with the Group's ability to attract and retain employees necessary to support its growth; risks associated with the Group's growth strategies; and general risks associated with the industry.

Fair value
(g)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments
(h)	Fair value of financial instruments

The Group's financial instruments include cash, accounts receivable, amount due from related parties and accounts payable. The Group did not have any other financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2016 and 2017.

The Group's financial assets and liabilities measured at fair value on a non-recurring basis include certain assets in connection with an equity share exchange transaction based on level 2 inputs and acquired assets and liabilities based on level 3 inputs in connection with business combinations.

Cash and cash equivalents
(i)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash
(j)	Restricted cash
  Restricted cash relates to amount required by the bank as the deposits for the purpose of commercial notes issuance.

Property and equipment, net
(k)	Property and equipment , net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Network equipment	5 years
Office property	40 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Costs of repairs and maintenance are expensed as incurred and asset improvements that extend the useful life are capitalized. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated income statement.  When property and equipment are retired or otherwise disposed of the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.

Impairment of long-lived assets
(l)	Impairment of long-lived assets

Long-lived assets held and used by the Group are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be fully recoverable. It is possible that these assets could become impaired as a result of technology, economy or other industry changes. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, relief from royalty income approach, quoted market values and third-party independent appraisals, as considered necessary.

The Group makes various assumptions and estimates regarding estimated future cash flows and other factors in determining the fair values of the respective assets. The assumptions and estimates used to determine future values and remaining useful lives of long-lived assets are complex and subjective. They can be affected by various factors, including external factors such as industry and economic trends, and internal factors such as the Group’s business strategy and its forecasts for specific market expansion.

Long-term investments
(m)	Long-term investments

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Impairment for long-term investments

The Group assesses its long-term investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. Other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s carrying value over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of such investment.

Acquired intangible assets
(n)	Acquired intangible assets

Acquired intangible assets with definite lives are carried at cost less accumulated amortization. Customer relationships intangible assets are amortized using the estimated attrition pattern of the acquired customers. Amortization of other definite-lived intangible assets is computed using the straight-line method over the following estimated economic lives:

Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

Due to the continuing losses and significant reduced revenue from operations, the Group recognized a fully impairment loss of $1,228 for the year ended December 31, 2017.

Revenue recognition
(o)	Revenue recognition

The Group's revenues are derived from selling advertising time slots on the Group's advertising networks. For the years ended December 31, 2015, 2016 and 2017, the advertising revenues were generated from TV-attached digital frames in airports, digital TV screens in airports, digital TV screens on airlines, trains and buses WIFI network and gas station media network.

The Group typically signs standard contracts with its advertising customers, who require the Group to run the advertiser's advertisements on the Group's network in airports, airlines, and through WIFI network for a period of time. The Group recognizes advertising revenues ratably over the performance period for which the advertisements are displayed, so long as collection of the fees remains probable.

The Group also wholesales the advertising platforms such as scrolling light boxes and billboards in the gas stations located in some major cities, with the exception of Beijing, Shanghai and Shenzhen, to advertising agents, and signs fixed fee contracts with the agents for a specified period. The revenue is recognized on a straight-line basis over the specified period.

The Group also provides programs like movie to each airline company, which are broadcasted in digital TV screens on airlines. The Group typically signs standard contracts with its airline companies, who require the Group to provide the programs which would play on the Group's digital TV screens on airlines for a specified period. The revenue is recognized on a straight-line basis over the specified period.

Deferred revenue

Prepayments from customers for advertising service are deferred and recognized as revenue when the advertising services are rendered.

Nonmonetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable. The amounts of revenues recognized for nonmonetary transactions were $473, nil and nil for the years ended December 31, 2015, 2016 and 2017, respectively. No direct costs are attributable to the revenues.

Value Added Tax ("VAT")
(q)	Value Added Tax ("VAT")

The Company's PRC subsidiaries are subject to value-added taxes at a rate of 6% on revenues from advertising services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account as input VAT receivable or other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC, including Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Also a circular issued in May 2013 provided that such VAT pilot program is rolled out nationwide since August 2013. Since then, certain subsidiaries and VIEs became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax. The Company’s gross revenue is presented net of VAT.

Concession fees
(r)	Concession fees

The Group enters concession right agreements with vendors such as airports, airlines, railway bureaus and a petroleum company, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements. The concession right agreements are treated as operating lease arrangements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airports, airlines and railway bureaus are fixed with escalation, which means a fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airports and airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three to five years.

The fee structure of the concession right agreement with the petroleum company is based on the actual number of developed gas stations and associated standard annual concession fee for each developed gas station. Each gas station has its specific lease term starting from the time when it is actually put into operation. The calculation of rental payments is based on how many months the gas stations are actually put into operation during the year and the standard annual concession fee determined based on the location of the gas station. Accordingly, each gas station is treated as a separate lease and rental payments are recognized on a straight-line basis over its lease term. The amount of annual concession fee to-be-paid is determined by an actual incurred concession fee or a fixed minimum payment, if any, based on negotiation with the petroleum company.

Agency fees
(s)	Agency fees

The Group pays fees to advertising agencies based on a certain percentage of revenues made through the advertising agencies upon receipt of payment from advertisers. The agency fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertising is displayed. Prepaid and accrued agency fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided. From time to time, the Group and certain advertising agencies may renegotiate and mutually agree, as permitted by applicable laws, to reduce existing agency fee liabilities as calculated under the terms of existing contracts. Such reductions in the accrued agency fees are recorded as a reduction in cost of sales in the period the renegotiations are finalized.

Operating leases
(t)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising costs
(u)	Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $350, $720 and $1,209 for the years ended December 31, 2015, 2016 and 2017, respectively, and have been included as part of selling and marketing expenses.

Foreign currency translation
(v)	Foreign currency translation

The functional and reporting currency of the Company and the Company's subsidiaries domiciled in BVI and Hong Kong are the United States dollar ("U.S. dollar"). The financial records of the Company's other subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in their local currency, the Renminbi ("RMB"), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Income taxes
(w)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax expense. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extend to 10 years if the underpayment of taxes is due to fraud or willful evasion. For years ended December 31, 2015, 2016 and 2017, the Group did not have any material interest or penalties associated with tax positions nor did the Group have any significant unrecognized uncertain tax positions. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Share-based payments
(x)	Share-based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

Share-based payment transactions with non-employees are measured based on the fair value of the options as of each reporting date through the measurement date, with a corresponding impact reflected in additional paid-in capital.

Comprehensive (loss) income
(y)	Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented net of tax. The tax effect is nil for the three years ended December 31, 2015, 2016 and 2017 in the consolidated statements of comprehensive income (loss).

Allowance of doubtful accounts
(z)	Allowance of doubtful accounts

The Group conducts credit evaluations of clients and generally does not require collateral or other security from clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients and utilizes both specific identification and a general reserve to calculate allowance for doubtful accounts. The amount of receivables ultimately not collected by the Group has generally been consistent with expectations and the allowance established for doubtful accounts. If the frequency and amount of customer defaults change due to the clients' financial condition or general economic conditions, the allowance for uncollectible accounts may require adjustment. As a result, the Group continuously monitors outstanding receivables and adjusts allowances for accounts where collection may be in doubt.

Concentration of credit risk
(aa)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality in China. For the years ended December 31, 2015, 2016 and 2017, no individual customer accounted for over 10% of total revenue. There is no customer accounting for 10% or more of total accounts receivables as of December 31, 2016, and there is a customer accounting for 10% of total accounts receivables as of December 31, 2017.

Net (loss) income per share
(bb)	Net income (loss) per share

Basic net income (loss) per share are computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential common shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations, as their effect would be anti-dilutive.

Government subsidies
(cc)	Government subsidies

The Group primarily receives tax refund and development supporting bonus from tax bureau and local government without any condition or restriction. The government subsidies are recorded in other income on the consolidated statements of operations in the period in which the amounts of such subsidies are received without future performance requirement. The recognized government subsidies as other income are $513, $86 and nil for the years ended December 31, 2015, 2016 and 2017, respectively.

Recent issued accounting standards
(dd)	Recent issued accounting standards

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09, Revenuefrom Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition. The core principle of Topic 606 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services.

To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Topic 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

Management has adopted this standard effective January 1, 2018 using the modified-retrospective approach, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. The Company also estimates there were no material impact to the beginning balance of retained earnings.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities" This guidance revises the accounting related to the classification and measurement of investments in equity securities as well as the presentation for certain fair value changes in financial liabilities measured at fair value, and amends certain disclosure requirements. The guidance requires that all equity investments, except those accounted for under the equity method of accounting or those resulting in the consolidation of the investee, be accounted for at fair value with all fair value changes recognized in income. For financial liabilities measured using the fair value option, the guidance requires that any change in fair value caused by a change in instrument-specific credit risk be presented separately in other comprehensive income until the liability is settled or reaches maturity. The guidance is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2017, with early adoption permitted for certain provisions. A reporting entity would generally record a cumulative-effect adjustment to beginning retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Group estimated that the adoption of ASU No. 2016-01 will not have a significant impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018, the FASB issued ASU No. 2018-10 and No. 2018-11, Leases (ASC 842). ASU 2018-10 provides narrow amendments that clarify how to apply certain aspects of the guidance in ASU 2016-02. ASU 2018-11 provides entities with an option of an additional transition method, by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. It also provides lessors an option to not separate lease and non-lease components when certain criteria are met. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The guidance is effective for annual reporting periods beginning after December 15, 2019 and interim periods within those fiscal years. The Company is currently evaluating this statement and its impact on its results of operations or financial position.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to provide guidance on the presentation and classification of certain cash receipts and cash payments on the statement of cash flows. The guidance specifically addresses cash flow issues with the objective of reducing the diversity in practice. The guidance will be effective for the Company in fiscal year 2018, but early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Group's consolidated financial condition, results of operations or cash flows.

In November 2016, the FASB issued ASU No. 2016-18, "Statement of Cash Flows: Restricted Cash". The amendments address diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows. The amendment is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group elected to early adopt this guidance on a retrospective basis and have applied the changes to the consolidated statements of cash flows for the years ended December 31, 2015, 2016 and 2017.

In May 2017, the FASB issued ASU No. 2017-09 (“ASU 2017-09”) to provide guidance to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the changes in terms or conditions. ASU 2017-09 is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted and application is prospective. The Group estimated that the adoption of this guidance will not have a material impact on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement Reporting Comprehensive Income (Topic 220). The amendments in this Update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. However, because the amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The amendments in this Update also require certain disclosures about stranded tax effects. Public business entities should apply the amendments in ASU 2018-02 for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The Company is currently evaluating the impact of adopting ASU 2018-02 on its consolidated financial statements.

In February 2018, the FASB issued guidance to address the income tax accounting treatment of the tax effects within other comprehensive income due to the enactment of the Tax Cuts and Jobs Act (the “Tax Act”). This guidance allows entities to elect to reclassify the tax effects of the change in the income tax rates from other comprehensive income to retained earnings. The guidance is effective for periods beginning after December 15, 2018 although early adoption is permitted. In March 2018, the FASB issued ASU No. 2018-05, Income Tax (Topic 740) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118. This update adds SEC paragraphs pursuant to the SEC Staff Accounting Bulletin No. 118, which expresses the view of the staff regarding application of Topic 740, Income Taxes, in the reporting period that includes December 22, 2017 - the date on which the Tax Act was signed into law. The Company has completed the assessment of the adoption of this guidance on its consolidated financial statements, and the Group does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In June, 2018, the FASB issued ASU No. 2018-07 to provide guidance to reduce cost and complexity and to improve financial reporting for share-based payments issued to nonemployees (for example, service providers, external legal counsel, suppliers, etc.). The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Group does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, and are not expected to have a significant impact on the Company’s consolidated results of operations or financial position.